Securities Sold Under Repurchase Agreements (Tables)	12 Months Ended
Dec. 31, 2024
Securities Sold Under Repurchase Agreements
Schedule of repurchase agreements

	Collateral Securities		Repurchase Borrowing
	Book Value of	Fair Value of	Balance of	Weighted Average
	Securities Sold	Securities Sold	Liability	Interest Rate

	(Dollars in Thousands)
December 31, 2024 term:
Overnight agreements	$775,760	$687,091	$523,152	3.09%
1 to 29 days	15,872	13,604	11,100	4.75
30 to 90 days	—	—	—	—
Over 90 days	1,914	1,871	1,070	4.00
Total	$793,546	$702,566	$535,322	3.12%
December 31, 2023 term:
Overnight agreements	$667,647	$587,673	$518,650	3.76%
1 to 29 days	24,842	20,454	10,696	4.50
30 to 90 days	—	—	—	—
Over 90 days	1,623	1,574	1,070	4.00
Total	$694,112	$609,701	$530,416	3.78%